Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before Income/(Loss) Tax Expenses

The Group had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
PRC	1,263,223	2,266,075	3,197,471	465,054
Non PRC	(14,371)	(4,534)	43,950	6,392

	1,248,852	2,261,541	3,241,421	471,446

Income Tax Expense

The income tax expense is comprised of:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current	136,429	254,803	275,779	40,111
Deferred	(103,800)	12,279	102,111	14,851

	32,629	267,082	377,890	54,962

Reconciliation of Income Tax Expense

The reconciliation of income tax expense for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Income before income tax expense	1,248,852	2,261,541	3,241,421	471,446
Income tax expense computed at PRC statutory tax rates (25%)	312,213	565,385	810,355	117,861
Non-deductible expenses	50,163	63,223	49,117	7,143
Research and development expenses super – deduction	(24,365)	(30,806)	(89,796)	(13,060)
Change in valuation allowances	47,006	(15,510)	(15,285)	(2,223)
Outside basis difference	(28,265)	7,360	8,481	1,234
Effect of international tax rate difference	3,593	1,133	(10,988)	(1,598)
Interest expense relating to unrecognized tax benefits	2,482	—	—	—
Effect of preferential tax rate	(330,198)	(383,039)	(373,994)	(54,395)
Effect of withholding tax on dividend	—	59,336	—	—

Income tax expense	32,629	267,082	377,890	54,962

Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2017	2018
	RMB	RMB	US$
Deferred tax assets
Allowance for doubtful accounts	352	756	110
Accrued staff cost	1,563	1,268	184
Accrued expenses	73,500	26,061	3,790
Revenue recognition	48,774	5,941	865
Tax losses	101,746	96,025	13,966
VAT refund	3,842	—	—
Less: Valuation allowances	(55,157)	(39,872)	(5,799)

Total deferred tax assets	174,620	90,179	13,116

Deferred tax liabilities
Intangible assets and internally-developed software	14,262	10,540	1,532
Outside basis difference and others	423,989	445,381	64,779

Total deferred tax liabilities	438,251	455,921	66,311

Schedule of Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2017	2018
	RMB	RMB	US$
Beginning balance	21,902	19,047	2,770
Additions based on tax positions related to current year	—	—	—
Decreases based on tax positions related to prior years	(2,855)	(7,388)	(1,075)

Ending balance	19,047	11,659	1,695